Reconciliation of Segment Totals to Consolidated Financial Statement Amounts (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment revenues:
Revenues		¥ 2,174,283	¥ 1,375,292	¥ 1,052,477
Segment profits:
Total segment profits		256,829	203,048	150,853
Gains (losses) related to assets or liabilities of certain VIEs		20,575	64,923	7,883
Discontinued operations, pre-tax	[1]	463	12,182	(179)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests, net of applicable tax effect		4,970	4,108	3,985
Income before Income Taxes and Discontinued Operations		344,017	286,339	172,572
Segment assets:
Cash and cash equivalents, restricted cash		827,518	818,039	826,296	¥ 786,892
Trade Notes, Accounts and Other Receivable		348,404	193,369
Other corporate assets		1,464,203	1,222,214
Assets of certain VIEs	[2]	966,402	813,240
Assets		11,443,628	9,066,961	8,439,710
Operating Segment
Segment revenues:
Revenues		2,185,312	1,394,183	1,048,755
Segment profits:
Total segment profits		336,542	295,237	197,329
Discontinued operations, pre-tax		463	9,174	4,028
Segment assets:
Assets		9,170,249	7,267,798	6,382,654
Corporate, Non-Segment
Segment revenues:
Revenues		6,531	6,618	4,544
Segment profits:
Corporate losses		(15,638)	(21,642)	(34,917)
Gains (losses) related to assets or liabilities of certain VIEs		3,267	17,003	2,832
Discontinued operations, pre-tax		(463)	(12,182)	179
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests, net of applicable tax effect		20,309	7,923	7,149
Segment assets:
Cash and cash equivalents, restricted cash		913,079	905,074	933,215
Allowance for doubtful receivables on direct financing leases and probable loan losses		(72,326)	(84,796)	(104,264)
Trade Notes, Accounts and Other Receivable		348,404	193,369	154,025
Other corporate assets		789,636	532,365	405,390
Assets of certain VIEs		294,586	253,151	668,690
Corporate, Non-Segment | Segment, Discontinued Operations
Segment revenues:
Revenues		(2,214)	(26,607)	(20,699)
Corporate, Non-Segment | Variable Interest Entities
Segment revenues:
Revenues		6,356	13,989	31,794
Intersegment Eliminations
Segment revenues:
Revenues		¥ (21,702)	¥ (12,891)	¥ (11,917)

[1]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units and rental properties and liquidation on losses. The amount of such gains or losses in fiscal 2013, 2014 and 2015 were net gain of ¥6,789 million, ¥14,600 million and ¥362 million, respectively.
[2]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.